Contingent and Deferred Consideration Payable	12 Months Ended
Dec. 31, 2022
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable
12.
Contingent and deferred consideration payable

Contingent and deferred consideration relates to merchant buyouts and business combinations that are payable in cash subject to the future financial performance of the acquired portfolios and acquired businesses. Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2020	9,562
Payments made during the year	(7,681)
Additions in the year	30,716
Fair value gain	(1,782)
Balance at December 31, 2021	$30,815
Payments made during the year	(19,834)
Additions in the year	8,168
Fair value loss	9,075
Foreign exchange	(1,078)
Balance at December 31, 2022	$27,146
Current portion of contingent and deferred consideration payable	$18,171
Non-current portion of contingent and deferred consideration payable	$8,975

During the year ended December 31, 2022:

•
The Company completed the acquisition of merchant portfolios, recognizing an estimated contingent and deferred consideration payable of $8,168, none of which was related to business combinations.
•
The Company paid $19,834 of the contingent consideration payable in respect to the merchant portfolios acquired in prior years.
•
The Company recorded a $9,075 loss on contingent consideration payable, mainly related to a previous acquisition in which the terms of the agreement were modified during the year.

During the year ended December 31, 2021:

•
The Company completed the business combination of ICS, PagoEfectivo and viaFintech, as well as, the acquisition of merchant portfolios, recognizing an estimated contingent and deferred consideration payable of $30,716, of which $25,781 was related to business combinations (See Note 14). The remaining estimated amount recorded for these business combinations represents the maximum amount of possible payments.
•
The Company paid $7,681 of the contingent consideration payable in respect to the merchant portfolios acquired in prior years.

The contingent and deferred consideration of $27,146 is classified as a liability on the Consolidated Statements of Financial Position, of which $8,975 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as current and prior year acquisitions.